Goodwill and Intangible Assets - Estimated Annual Amortization Expense (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	$ 238
2017	214
2018	180
2019	108
2020	$ 97